Basic and diluted income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Reconciliations between basic and diluted income (loss) per shares are set forth below:

	December 31,	December 31,
	2013	2012

Net income (loss)	$4,773	$(18,315)
Weighted average number of common shares for basic income per share	12,769,844	12,254,546
Dilutive effect of options	165,012	-
Diluted weighted average number of common shares for diluted income per share	12,934,856	12,254,546

Basic income (loss) per share	$0.37	$(1.49)
Diluted income (loss) per share(1)	$0.37	$(1.49)